Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	110 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
Without Sales Load [Member] | C000005534
Average Annual Return [Line Items]
Average Annual Return, Percent	7.35%	5.94%		5.33%
Without Sales Load [Member] | C000169940
Average Annual Return [Line Items]
Average Annual Return, Percent	7.47%	6.05%	6.20%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(0.90%)		1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(0.90%)	1.40%
Morningstar Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.01%	4.95%		4.98%
Morningstar Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.01%	4.95%	5.58%